Exploration and Evaluation Interests (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and Evaluation Interests
Exploration and evaluation assets

In $000s	Eskay	Snip	Other	Total
Balance, December 31, 2023	$44,822	$1,469	$16,123	$62,414
Change of estimate to closure and reclamation	23,574	1,070	—	24,644
Additions	35,717	—	—	35,717
Write-down	(108)	—	—	(108)
Reclassified to mineral property, plant and equipment on transition to development stage	(104,005)	—	—	(104,005)
Balance, December 31, 2024	$—	$2,539	$16,123	$18,662
Change of estimate to closure and reclamation	—	(587)	—	(587)
Disposals	—	—	(1,312)	(1,312)
Balance, December 31, 2025	$—	$1,952	$14,811	$16,763